Income Taxes - Provision for Income Taxes from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Current
Canadian	$ (760)	$ 176	$ 1,059
Foreign	88	181	83
Deferred
Canadian	68	34	57
Foreign	12	(44)	34
Provision for (recovery of) income taxes	$ (592)	$ 347	$ 1,233